Share Capital and Reserves	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Share Capital and Reserves
10 – Share Capital and Reserves

A.	Authorized Share Capital
The Company is authoriz
e
d to issue an unlimited number of common shares without par value.
Under the Company’s normal course issuer bid (“NCIB”), the Company is able, until April 6, 2023, to purchase up to 18.9 million common shares. The NCIB provides the Company with the option to purchase its common shares from time to time.
The Company’s
at-the-market
equity program expired in May 2022, without any shares being issued under the program.
On
October 4, 2022, the Company completed a public offering of 18,055,000 common shares at a price of $5.10 per common share, for gross proceeds of $92.1 million. In connection with the offering, the Company paid agent fees of $4.6 million, representing 5% of the gross proceeds. Upon closing of the equity financing, the majority of the net proceeds were used to reduce amounts drawn under the Company’s Revolving Facility.
The Company declared a dividend of CAD0.02 per share on March 31, 2022. The full amount of the dividend was paid in cash in April 2022. The Company declared a dividend of CAD0.02 per share on June 30, 2022. The full amount of the dividend was paid in cash in July 2022. The Company declared a dividend of CAD0.02 per share on September 29, 2022. The full amount of the dividend was paid in cash in October 2022. The Company declared a dividend of CAD0.02 per share on December 20, 2022. The full amount of the dividend was recorded as a payable and included within trade and other payables as at December 31, 2022.

B.	Stock Options of the Company
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company’s other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant.
During the year ended December 31, 2022, the Company granted 4,231,000 options with a weighted average exercise price of CAD7.12 and a fair value of $5.7 million or $1.35 per option. The fair value of the options granted was determined using a BSM using the following weighted average assumptions: grant date share price and exercise price of CAD7.12, expected volatility of 34.25%, risk-free interest rate of 4.03%, dividend yield of 1.12%, and an expected life of 3 years. Expected volatility was determined by considering the trailing 3 year historical average share price volatility of similar companies in the same industry and business model.

A summary of the Company’s options and the changes for the year is as follows:

	Number of options	Weighted average exercise price per share (CAD)

Options outstanding at December 31, 2020	9,127,103	7.33

Granted	2,968,000	7.18

Exercised	(855,761)	(4.96)

Options outstanding at December 31, 2021	11,239,342	7.47

Granted 1	6,249,148	7.19

Exercised	(1,130,218)	(5.39)

Expired	(2,250)	(15.00)

Options outstanding at December 31, 2022	16,356,022	7.50

1	Includes stock options granted in conjunction with the acquisition of Nomad Royalties, which is further discussed in note 5(b).
The

weighted average remaining contractual life of the options as at December 31, 2022 was
2.96
years (year ended December 31, 2021 —
3.26
years). The weighted average share price, at the time of exercise, for those shares that were exercised during the year ended December 31, 2022 was CAD
7.82
per share (year end
e
d December 31, 2021 — CAD
7.74
).
A summary of the Company’s options as of December 31, 2022 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Exercise price per share (CAD) 1

2023	3,156,999	3,156,999	5.92 – 7.44	6.04

2024	3,188,023	3,188,023	1.66 – 12.40	8.05

2025	2,812,000	1,874,672	9.43	9.43

2026	2,968,000	989,336	7.18	7.18

2027	4,231,000	-	7.12	-

	16,356,022	9,209,030		7.55

1	Weighted average exercise price of options that are exercisable.

C.	Share Purchase Warrants
A summary of the Company’s warrants and the changes for the year is as follows:

	Number of warrants	Shares to be issued upon exercise of warrants

Warrants outstanding at December 31, 2020 and December 31, 2021	-	-

Granted 1	2,661,012	2,661,012

Exercised	(484)	(484)

Expired	(2,418,528)	(2,418,528)

Warrants outstanding at December 31, 2022	242,000	242,000

1	Includes share purchase warrants granted in conjunction with the acquisition of Nomad Royalties, which is further discussed in note 5(b).
The weighted average share price, at the time of exercise, for those warrants that were exercised during the year ended December 31, 2022 was CAD7.40 per share.

At December 31, 2022 the Company had
242,000
warrants outstanding with an exercise price of $8.97 and an expiry date of May 13, 2024.

D.	Restricted Share Rights
The Company has a r
e
stricted share plan (the “Restricted Share Plan”) whereby the Company may grant restricted share rights (“RSRs”) to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 4,500,000 restricted share rights.
During the year ended December 31, 2022, the Company granted 566,500 RSRs with a grant date fair value of $3.0 million, a three year vesting term, and a weighted average grant date fair value of $5.25 per unit. As of December 31, 2022, the Company had 2,262,667 RSRs outstanding.

E.	Diluted Earnings Per Share
Diluted earnings per share is calculated based on the following:

In $000s (except for shares and per share amounts)	Year Ended December 31, 2022	Year Ended December 31, 2021

Net income attributable to Sandstorm’s shareholders for the y ear	$78,361	$27,622

Basic weighted average number of shares	231,348,386	193,974,313

Basic earnings per share	$0.34	$0.14

Effect of dilutive securities

Stock options	1,192,958	1,684,992

Restricted share rights	1,776,836	2,164,175

Diluted weighted average number of common shares	234,318,180	197,823,480

Diluted earnings per share	$0.33	$0.14
The following table lists the number of potentially dilutive securities excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD8.10 during the year ended December 31, 2022 (December 31, 2021 — CAD8.76).

	Year Ended December 31, 2022	Year Ended December 31, 2021

Stock Options	4,700,144	4,241,250

Warrants	2,225,825	-
F. Compañia Minera Caserones
In August 2022, Sandstorm acquired a 67.5% interest in

Compañia
Minera Caserones (“CMC”)
,

which is incorporated in Chile.
Summarized financial information for the Company’s investment in this subsidiary, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	As at December 31, 2022

Current Assets	$1,791

Non-current Assets	81,022

Total Assets	$82,813

Current Liabilities	$445

Non-current Liabilities	-

Total Liabilities	$445

Net Assets	$82,368

In $000s	Year Ended December 31, 2022

Revenue	$2,615

Depletion	(1,656)

Administration expenses and other	28

Income tax expense	(714)

Total net income and comprehensive income	$273

Total net income and comprehensive income attributable to non-controlling interests	$89